COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) (USD $)	0 Months Ended		3 Months Ended		12 Months Ended			0 Months Ended				3 Months Ended	1 Months Ended	0 Months Ended								1 Months Ended
	Oct. 17, 2014	Jul. 23, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 07, 2015	Dec. 17, 2013	Jul. 22, 2014	May 08, 2014	Sep. 30, 2014	Jul. 31, 2014 Agreement	Jul. 21, 2014	Jun. 05, 2014	Oct. 16, 2014	May 22, 2013	Dec. 26, 2014	Jul. 01, 2014	Aug. 01, 2011	Oct. 13, 2014	Oct. 31, 2014	Apr. 30, 2015	Jan. 31, 2015	Nov. 19, 2013	Mar. 12, 2013	Jan. 01, 2012	Mar. 31, 2013
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense			$ 44,891	$ 51,473	$ 204,726	$ 139,330	$ 124,727
Payments to Acquire Real Estate	50,000				399,594
Real Estate, Purchase Price			820,000		2,120,000
Escrow Deposit			320,400		400,476
Employment Agreement, Term		2 years
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		Under the Equity Incentive Plan adopted by the Company, in the amount of the greater (by value) of 50,000 shares of common stock or $500,000 of common stock based on the volume weighted average price for the 30 day period prior to the date of the grant.	Under the Equity Incentive Plan adopted by the Company, in the amount of the greater (by value) of 50,000 shares of common stock or $500,000 of common stock based on the volume weighted average price for the 30 day period prior to the date of the grant
Investment Owned, at Cost						1,200,000
Amount retained by company																									600,000
Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense								7,500
Lease Expiration Date								Sep. 29, 2016
Sublease term								18 months
Vaporfection International Inc. [Member]
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense, Minimum Rentals									1,981
Lessee Leasing Arrangements, Operating Leases, Term of Contract									1 year
MedVend Holdings LLC [Member]
Commitments And Contingencies [Line Items]
Equity Method Investment, Ownership Percentage																										50.00%
Investment Owned, at Cost																										4,100,000
Land and Building [Member]
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense, Minimum Rentals										20,000	7,400
Lessee Leasing Arrangements, Operating Leases, Term of Contract										5 years	5 years
Security Deposit										30,000
Real Estate, Purchase Price												399,594
Notes Issued												249,000
Potential Real Estate Purcahse Foreclosed Upon [Member] | Land and Building [Member]
Commitments And Contingencies [Line Items]
Number of Real Estate Purchase Agreements													1
Proceeds from Other Deposits													10,000
Affiliated Entity [Member]
Commitments And Contingencies [Line Items]
Escrow Deposit	190,400													190,400
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member]
Commitments And Contingencies [Line Items]
Number of Real Estate Purchase Agreements	8
Equity Method Investment, Ownership Percentage					100.00%																						100.00%
Repayments of Related Party Debt														75,000
Affiliated Entity [Member] | MedVend Holdings LLC [Member]
Commitments And Contingencies [Line Items]
Claims damages					500,000
Stock Repurchased During Period, Shares (in Shares)															30,000
Investment Owned, at Cost																	4,100,000
Legal fees accrued			500,000		500,000
Plaintiff past due balance					550,000
Affiliated Entity [Member] | MedVend Holdings LLC [Member] | Agreed Funding at the Closing of the Purchase Agreement Amendment [Member]
Commitments And Contingencies [Line Items]
Equity Method Investment, Ownership Percentage																												50.00%
Chief Financial Officer [Member]
Commitments And Contingencies [Line Items]
Other Commitments, Description																Pursuant to the Employment Agreement, the Company agreed to engage Mr. Mitchell, and Mr. Mitchell agreed to serve as the Company's Chief Financial Officer, for a two-year term, which term will automatically be extended for successive additional one-year terms, unless either party provides written notice to the other 90 days prior to the expiration of the initial term or any successive term, that the Employment Agreement will not be renewed.
Employment Agreement, Term																2 years
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																Mitchell will also be entitled to an award of restricted stock units, to be issued within 90 days of the effective date of the Employment Agreement, under the Company's Equity Incentive Plan, in the amount of 7,500 shares of common stock each calendar quarter Mr. Mitchell serves as Chief Financial Officer of the Company.
Chief Financial Officer [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Employee Agreement, Description																Termination by the Company within 365 days of a Change of Control (as defined in the Employment Agreement) in the absence of Cause will conclusively be deemed a termination by the Company without Cause.
Vice President [Member] | Restricted Stock Units (RSUs) [Member]
Commitments And Contingencies [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures (in Shares)					19,452
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in Shares)					100,000
Amount Paid Upon Execution of the Contract [Member] | MedVend Holdings LLC [Member]
Commitments And Contingencies [Line Items]
Payments to Acquire Trading Securities Held-for-investment																	300,000
Amount Disbursed as an Additional Investment [Member] | MedVend Holdings LLC [Member]
Commitments And Contingencies [Line Items]
Payments to Acquire Trading Securities Held-for-investment																	300,000
Kind Meds, Inc. [Member] | Medicine Dispensing Systems [Member]
Commitments And Contingencies [Line Items]
Claims damages																		500,000
Plaintiff past due balance																		550,000
Convertible Debt [Member]
Commitments And Contingencies [Line Items]
Debt Instrument, Payment Terms					Due to the restatement discussed above, the registration statement has been delayed. As a result of the withdraw of the Form S-1, in January 2015 the Company agreed with the lenders to adjust the conversion rate for the amortization payments and reduced the volume weighted average price for 20 days prior to the issuance to 51%. See Note 20 Subsequent Events for purchase agreement modifications finalized in January 2015.
Office Lease, West Hollywood, California [Member]
Commitments And Contingencies [Line Items]
Operating Lease, Rent Increase, Percent																			3.00%
Operating Leases, Rent Expense																			14,828
Lease Expiration Date			Jun. 30, 2017																	Jun. 30, 2017
Operating Leases, Rent Expense, Minimum Rentals																				14,397
Virtual offices/meeting spaces in Seattle and Illinois [Member]
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense, Minimum Rentals					705
Description of Lessee Leasing Arrangements, Operating Leases					month to month basis
Agreement One [Member] | Land and Building [Member]
Commitments And Contingencies [Line Items]
Escrow Deposits Related to Property Sales			0		930,000
Payments to Acquire Real Estate					26,830,000
Agreement One [Member] | Forfeiture Of Earnest Money On Potential Purchase Of Real Estate [Member] | Land and Building [Member]
Commitments And Contingencies [Line Items]
Real Estate, Purchase Price					3,195,000
Number of Real Estate Purchase Agreements					3
Earnest Money Forfeited					140,000
Monthly Advisory and Consulting Service Fee [Member]
Commitments And Contingencies [Line Items]
Other Commitments, Description																					The monthly consulting fee was reduced to $12,500 per month if Mr. Mehdizadeh is engaged in trading any of the Company's securities at any time within the preceding 30 day period.
Consulting agreement																					12,375
Other Commitment																						10,000
Hourly Advisory And Consulting Service Fee [Member]
Commitments And Contingencies [Line Items]
Other Commitment																						200
Advisory And Consulting Services [Member] | Restricted Stock Units (RSUs) [Member]
Commitments And Contingencies [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures (in Shares)																						100,000
Annual Salary [Member] | Chief Financial Officer [Member]
Commitments And Contingencies [Line Items]
Other Commitment																190,000
Living Expenses [Member] | Chief Financial Officer [Member]
Commitments And Contingencies [Line Items]
Other Commitment																2,500
Annual Bonus [Member] | Chief Financial Officer [Member] | Maximum [Member]
Commitments And Contingencies [Line Items]
Percentage of bonus on base salary																35.00%
Annual Cash Bonus [Member] | Chief Financial Officer [Member]
Commitments And Contingencies [Line Items]
Percentage of bonus in cash																50.00%
Office Facilities Lease, West Hills, California [Member]
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense, Minimum Rentals					1,300
Office Facilities Lease, Scottsdale, Arizona [Member]
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense, Minimum Rentals					1,420
Office Lease, Los Angeles, California [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense																							7,486
Sublease term																							18 months
Agreement Two [Member] | Land and Building [Member]
Commitments And Contingencies [Line Items]
Escrow Deposits Related to Property Sales					685,000
Payments to Acquire Real Estate					21,515,000
Earnest Money Forfeited					235,757
Proceeds from Other Deposits			80,076		419,167
Agreement Two [Member] | Land and Building [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Proceeds from Other Deposits																								$ 30,076